Investments Subject to Significant Influence and Equity Income	12 Months Ended
Dec. 31, 2016
Investments Subject to Significant Influence and Equity Earnings [Abstract]
INVESTMENTS SUBJECT TO SIGNIFICANT INFLUENCE AND EQUITY INCOME

6. INVESTMENTS SUBJECT TO SIGNIFICANT INFLUENCE AND EQUITY INCOME

Investments subject to significant influence consisted of the following:

			Equity Income		Percentage
	Carrying Value		For the year ended		of
millions of Canadian dollars	As at December 31		December 31		Ownership
	2016	2015	2016	2015	2016
LIL (1)	$400	$208	$24	$9	62.7
NSPML	315	188	21	15	100.0
M&NP (2)	175	189	23	23	12.9
Lucelec (2)	39	39	3	3	19.1
APUC (3)	-	504	18	37	-
Bear Swamp (4)	-	-	11	17	50.0
Other Investments	18	17	-	4
	$947	$1,145	$100	$108
(1) Emera indirectly owns 100 per cent of the Class B units, which comprises 24.9 per cent of the total units issued.
(2) Although Emera’s ownership percentage of these entities is relatively low, it is considered to have significant influence over the operating and financial decisions of these companies through Board representation. Therefore, Emera records its investment in these entities using the equity method. This is consistent with industry practice for similar investments with significant influence.
(3) On May 24, 2016, Emera completed the sale of 50.1 million common shares or 19.3 per cent of APUC's issued and outstanding common shares. This resulted in a pre-tax gain of $172 million (after-tax gain of $146 million), which was recorded in "Other income (expenses), net" in Q2 2016. On June 30, 2016, Emera exchanged 12.9 million of APUC subscription receipts and dividend equivalents into common shares. This resulted in a pre-tax gain of $63 million (after-tax gain of $53 million), which was recorded in "Other income (expenses), net" in Q2 2016. As a result of these transactions, Emera reclassified its investment in APUC from "Investments Subject to Significant Influence" to "Investment Securities" on the Consolidated Balance Sheets in Q2 2016, recorded at fair value. On December 8, 2016, Emera completed the sale of 12.9 million common shares or 4.7 per cent of APUC's issued and outstanding common shares. This sale resulted in a pre-tax loss of $12 million (after-tax loss of $10 million), which was recorded in "Other income (expenses), net" in Q4 2016. Emera no longer holds any interest in APUC.
(4) The investment balance in Bear Swamp is in a credit position primarily a result of a $179 million distribution received in Q4 2015. Bear Swamp's credit investment balance of $217 million (2015 - $225 million) is recorded in "Other long-term liabilities" on the Consolidated Balance Sheets.

Equity investments include a $14 million difference between the cost and the underlying fair value of the investees' assets as at the date of acquisition. The excess is attributable to goodwill.

Emera accounts for its variable interest investment in NSPML as an equity investment (note 33). NSPML's consolidated summarized balance sheets are illustrated as follows:

As at	December 31
millions of Canadian dollars	2016	2015
Balance Sheets
Current assets	$439	$439
Property, plant and equipment	1,132	648
Non-current assets	276	554
Total assets	$1,847	$1,641
Current liabilities	$219	$130
Long-term debt	1,288	1,288
Non-current liabilities	25	35
Equity	315	188
Total liabilities and equity	$1,847	$1,641